STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
Stockholders Equity Note [Abstract]
STOCKHOLDERS' EQUITY

NOTE 8 – STOCKHOLDERS’ EQUITY

Common stock

On September 19, 2011, the Company amended its Articles of Incorporation to increase the number of authorized shares to 200,000,000, consisting of 5,000,000 $0.001 par value preferred stock and 195,000,000 $0.001 common stock.

On August 6, 2008, the Company amended its Articles of Incorporation to increase the number of authorized shares of its common stock from 50 million to 75 million shares. This amendment was approved by the Company’s shareholders at the Annual Meeting of Shareholders held on July 30, 2008.

In September 2007, by way of a written consent, the Company’s shareholders holding a majority of its outstanding shares of common stock, the Company’s shareholders approved an amendment to Bioheart’s Articles of Incorporation, increasing the number of authorized shares of capital stock so that, following the reverse stock split that was effectuated on September 27, 2007, the Company had 50 million shares of common stock authorized with a par value of $0.001 per share and five million shares of preferred stock authorized with a par value of $0.001 per share.

On February 22, 2008 the Company completed its initial public offering ("IPO") pursuant to which it sold 1,100,000 shares of common stock at a price per share of $5.25 for net proceeds of approximately $1.45 million after deducting underwriter discounts of approximately $400,000 and offering costs of approximately $3.92 million. The Consolidated Statement of Cash Flows for the year ended December 31, 2008 reflects the Company’s receipt of approximately $4.24 million of “Proceeds from (payments for) initial public offering of common stock, net”. The $4.24 million cash proceeds figure is approximately $2.79 million higher than the $1.45 million net proceeds figure identified above due to payment of $2.79 million of various offering expenses prior to January 1, 2008.

During the year ended December 31, 2011, the Company issued an aggregate of 1,982,995 shares of its common stock on exercise of options.

During the year ended December 31, 2011, the Company issued an aggregate of 27,120,856 shares of its common stock in exchange for $1,542,109 of outstanding notes payable and related accrued interest.

During the year ended December 31, 2011, the Company issued an aggregate of 1,000,000 shares of its common stock, valued at $115,035, in exchange for services rendered.

During the year ended December 31, 2011, the Company issued an aggregate of 1,272,730 shares of its common stock in settlement of outstanding related party advance in the amount of $140,000.

In 2010, the Company also sold, in a private placement initiated in 2009, an aggregate of 1,512,890 shares of its common stock and warrants (the “Warrants”) to purchase 453,867 shares of its common stock for aggregate gross cash proceeds of approximately $852,964.  The Warrants are (i) exercisable solely for cash at a weighted average exercise price of $0.68 per share, (ii) non-transferable for six months following issuance and (iii) exercisable, in whole or in part, at any time and from time to time during the period commencing on the date that is six months and one day following the date of issuance and ending on the third year anniversary of the date of issuance.

In 2010, the Company issued, in connection with the conversion of $1,121,195 of debt an aggregate of 7,459,720 shares of its common stock and warrants (the “Warrants”) to purchase 3,729,860 shares of its common stock. The Warrants are (i) exercisable solely for cash at an exercise price of $0.15 per share, (ii) non-transferable for six months following issuance and (iii) exercisable, in whole or in part, at any time and from time to time during the period commencing on the date that is six months and one day following the date of issuance and ending on the third year anniversary of the date of issuance. The shares were issued under the same terms as the above mentioned private placement and therefore are included in issuance of common stock in the consolidated statement of shareholders deficit.

In 2010, the Company also sold, in a private placement, an aggregate of 1,553,885 shares of its common stock for aggregate gross cash proceeds of approximately $234,020.

In 2010, the Company also sold, in a private placement, an aggregate of 808,210 shares of its common stock and warrants (the “Warrants”) to purchase 404,105 shares of its common stock for aggregate gross cash proceeds of approximately $135,885.  The Warrants are (i) exercisable solely for cash at a weighted average exercise price of $0.20 per share, (ii) non-transferable for six months following issuance and (iii) exercisable, in whole or in part, at any time and from time to time during the period commencing on the date that is six months and one day following the date of issuance and ending on the third year anniversary of the date of issuance.

As of December 31, 2010 the Company recorded a Subscription Receivable, under the above mentioned private placement, of 20,000 shares of its common stock and warrants (the “Warrants”) to purchase 10,000 shares of its common stock for aggregate gross cash proceeds of approximately $3,800. The Warrants are (i) exercisable solely for cash at a weighted average exercise price of $0.23 per share, (ii) non-transferable for six months following issuance and (iii) exercisable, in whole or in part, at any time and from time to time during the period commencing on the date that is six months and one day following the date of issuance and ending on the third year anniversary of the date of issuance.

In 2010, the Company issued, in connection with services, an aggregate of 529,520 shares of its common stock and warrants (the “Warrants”) to purchase 158,856 shares of its common stock. The Warrants are (i) exercisable solely for cash at a weighted average exercise price of $0.78 per share, (ii) non-transferable for six months following issuance and (iii) exercisable, in whole or in part, at any time and from time to time during the period commencing on the date that is six months and one day following the date of issuance and ending on the third year anniversary of the date of issuance.

In 2010, the Company issued an aggregate of 831,526 shares of its common stock, in connection with the exercise of stock options, issued for Accounts Payables.

In 2010, the Company issued, in connection with the Bank of America guarantor’s liability of $2,172,000 principal along with accrued expenses, an aggregate of 4,794,430 shares of its common stock and warrants (the “Warrants”) to purchase 1,438,329 shares of its common stock. The Warrants are (i) exercisable solely for cash at an weighted average exercise price of $0.74 per share, (ii) non-transferable for six months following issuance and (iii) exercisable, in whole or in part, at any time and from time to time during the period commencing on the date that is six months and one day following the date of issuance and ending on the third year anniversary of the date of issuance.

In December 2009, the Company also sold, in a private placement an aggregate of 255,830 shares of its common stock and warrants (the “Warrants”) to purchase 76,749 shares of its common stock for aggregate gross cash proceeds of approximately $188,996. The Warrants are (i) exercisable solely for cash at a weighted average exercise price of $0.89 per share, (ii) non-transferable for six months following issuance and (iii) exercisable, in whole or in part, at any time and from time to time during the period commencing on the date that is six months and one day following the date of issuance and ending on the third year anniversary of the date of issuance.

In 2009, the Company also sold, in a private placement initiated in 2008, an aggregate of 2,509,480 shares of its common stock and warrants (the “Warrants”) to purchase 752,844 shares of its common stock for aggregate gross cash proceeds of approximately $1.74 million. The Warrants are (i) exercisable solely for cash at a weighted average exercise price of $0.83 per share, (ii) non-transferable for six months following issuance and (iii) exercisable, in whole or in part, at any time and from time to time during the period commencing on the date that is six months and one day following the date of issuance and ending on the third year anniversary of the date of issuance. In connection with the private placement, the Company paid to a finder who introduced certain investors to the Company aggregate cash fees of $17,856 and warrants to purchase 26,592 shares of common stock at a weighted average exercise price of $0.89 per share. The warrants issued to the finder have the same terms and conditions as the Warrants issued in the private placement. The 2008 private placement was closed on October 31, 2009, with total capital raised of $3,887,032.

In 2008, the Company also sold, in a private placement, an aggregate of 1,230,280 shares of its common stock and warrants (the “Warrants”) to purchase 369,084 shares of its common stock for aggregate gross cash proceeds of approximately $2.14 million. The Warrants are (i) exercisable solely for cash at a weighted average exercise price of $2.09 per share, (ii) non-transferable for six months following issuance and (iii) exercisable, in whole or in part, at any time and from time to time during the period commencing on the date that is six months and one day following the date of issuance and ending on the third year anniversary of the date of issuance. In connection with the private placement, the Company paid to a finder who introduced certain investors to the Company aggregate cash fees of $24,325 and warrants to purchase 24,325 shares of common stock at a weighted average exercise price of $1.95 per share. The warrants issued to the finder have the same terms and conditions as the Warrants issued in the private placement.

In 2007, the Company sold 529,432 shares of common stock at a price of $7.69 per share to various investors for net proceeds of approximately $3.9 million.

In 2006, the Company sold 1,069,699 shares of common stock at a price of $7.69 per share to various investors. The Company also issued 63,566 shares in exchange for services at a price ranging from $5.67 to $7.69 per share.

In 2005, the Company sold 1,994,556 shares of common stock at a price of $5.67 per share to various investors. The Company also issued 1,210 shares in exchange for services and issued 95,807 shares in exchange for debt at a price of $5.67 per share.

In 2004, the Company sold 808,570 shares of common stock at a price of $5.67 per share to various investors. The Company also issued 1,854 shares to various vendors in exchange for services valued at $10,500. The Company also issued 15,150 shares to the Company's Chairman of the Board as compensation for services valued at $85,830.

In March 2003, the Company effected a recapitalization. The recapitalization provided two shares of common stock for every one share issued as of that date. The Company's former Chairman of the Board and founding shareholder, who owned 4,405,541 shares of common stock, did not participate in the recapitalization. The number of shares and prices per share in the accompanying financial statements has been retroactively adjusted to reflect the effect of the recapitalization.

After the 2003 recapitalization, the Company sold 561,701 shares of common stock at a price of $5.67 per share to various investors. The Company issued 72,980 shares valued at $416,383 to employees as compensation for services related to the closing of various locations. The Company also issued 4,248 shares to various vendors in exchange for services valued at $24,066 and issued 67,073 shares to the Company's former Chairman of the Board as compensation for services provided to the Company during 2003 and 2002. The shares were valued based on the underlying market price of the common stock and did not differ materially from the fair value of the common stock issued.

In 2002, the Company sold 1,092,883 shares of common stock at a price of $6.47 per share to various investors. The Company also issued 35,137 shares to various vendors in exchange for services valued at $227,503.

In 2001, the Company sold 985,668 shares of common stock at a price of $6.47 per share to various investors. The Company also issued 8,291 shares to various vendors in exchange for services valued at $54,001 and issued 81,084 shares to the Company's Chairman of the Board as compensation for services provided to the Company during 2001.

In 2000, the Company sold 1,493,575 shares of common stock at a price of $6.47 per share to various investors. Of the 1,493,575 shares sold in 2000, payment on 77,222 of these shares was not received until January 2001. The Company also issued 7,964 shares to various vendors in exchange for services valued at $52,001.

In 1999, the Company's former Chairman of the Board and founding shareholder contributed $400,000 to the Company in exchange for 4,324,458 shares of common stock.

Former Chairman of the Board Paid in and Contributed Capital

In 2006, the Company's former Chairman of the Board was issued 2,903 shares of the Company's common stock at a price of $5.67 per share in exchange for $16,443 of services provided during the year.

In 2005, the Company's former Chairman of the Board was issued 95,807 shares of the Company's common stock at a price of $5.67 per share in exchange for $542,787 of debt due to travel and other related expenses advanced by the Company's Chairman of the Board during the previous three years.

The Company's former Chairman of the Board elected not to receive salary payments of $85,830, $130,000 and $250,000 for services provided to the Company during 2004, 2003 and 2002, respectively. Such amounts were converted into 15,150, 22,946 and 44,127 shares of the Company's common stock at a price of $5.67 per share on December 31, 2004 and 2003, respectively, where the 2003 and 2002 shares were both issued in 2003. The shares were valued based on the underlying market price of the common stock and did not differ materially from the fair value of the common stock issued.

In 2001, the Company's former Chairman of the Board also elected not to receive a salary payment or a stock conversion of $250,000 for services provided during 2001.

In 2000, the Company's former Chairman of the Board contributed $800,000 to the Company and elected not to receive payment for $250,000 of salary related to services provided to the Company during 2000. Such amounts were recorded as contributed capital during 2000. On June 28, 2001, the Company's Board of Directors approved the conversion of this contributed capital and salary deferral into 81,084 shares of the Company's common stock at a price of $12.94 per share.